Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%
CHINA — 98.1%
AAC Technologies Holdings, Inc.	1,000	$4,729
Alibaba Group Holding Ltd.*	5,700	105,529
Asymchem Laboratories Tianjin Co., Ltd., Class A	300	20,654
BeiGene Ltd. ADR*	75	27,225
Beijing United Information Technology Co., Ltd., Class A	600	10,598
Berry Genomics Co., Ltd., Class A *	1,300	4,297
BGI Genomics Co., Ltd., Class A	500	6,774
Bilibili, Inc. ADR*	142	9,396
Bilibili, Inc., Class Z *	142	9,395
Burning Rock Biotech Ltd. ADR*	534	9,548
China Merchants Bank Co., Ltd., Class H	5,500	43,770
China Molybdenum Co., Ltd., Class H	33,000	20,373
Contemporary Amperex Technology Co., Ltd., Class A	700	56,713
ENN Energy Holdings Ltd.	900	14,844
Estun Automation Co., Ltd., Class A	4,900	16,533
Fuyao Glass Industry Group Co., Ltd., Class H	2,400	12,765
Geely Automobile Holdings Ltd.	8,000	22,965
Glodon Co., Ltd., Class A	800	8,253
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	1,100	17,379
Haier Smart Home Co., Ltd., Class H	3,800	13,284
Hangzhou Robam Appliances Co., Ltd., Class A	1,800	9,390
Hangzhou Tigermed Consulting Co., Ltd., Class A	700	18,826
Huayu Automotive Systems Co., Ltd., Class A	4,200	14,770
Hutchmed China Ltd. ADR*	124	4,540
JD.com, Inc., Class A *	1,450	52,276
KE Holdings, Inc. ADR*	253	4,620
Kingdee International Software Group Co., Ltd.*	6,000	19,978
Kingsoft Corp., Ltd.	2,400	9,555
Kuaishou Technology*	700	7,471
Kweichow Moutai Co., Ltd., Class A	200	56,452
Li Ning Co., Ltd.	4,000	46,103
LONGi Green Energy Technology Co., Ltd., Class A	1,100	13,983
Lufax Holding Ltd. ADR*	1,052	7,343
Luzhou Laojiao Co., Ltd., Class A	500	17,160
Medlive Technology Co., Ltd.*	3,000	14,509
Meituan, Class B *	1,800	57,459
Midea Group Co., Ltd., Class A	2,100	22,581
Minth Group Ltd.	2,000	6,842
NetEase, Inc. ADR	209	17,849
Pinduoduo, Inc. ADR*	153	13,872
Ping An Bank Co., Ltd., Class A	8,500	23,467
Ping An Healthcare and Technology Co., Ltd.*	600	3,911
Ping An Insurance Group Co. of China Ltd., Class H	5,500	37,617
Pop Mart International Group Ltd.*	1,800	12,185
Proya Cosmetics Co., Ltd., Class A	400	10,704
SG Micro Corp., Class A	427	21,874
Shandong Sinocera Functional Material Co., Ltd., Class A	900	5,721
Shenzhen Inovance Technology Co., Ltd., Class A	2,500	24,297
Shenzhen Megmeet Electrical Co., Ltd., Class A	2,925	14,483
Shenzhou International Group Holdings Ltd.	1,200	25,468
Sinocare, Inc., Class A	1,700	6,180
Sunny Optical Technology Group Co., Ltd.	600	15,711
Tencent Holdings Ltd.	2,100	125,367
Tencent Music Entertainment Group ADR*	766	5,553
Topchoice Medical Corp., Class A *	400	18,693
Weichai Power Co., Ltd., Class H	5,000	10,349
WuXi AppTec Co., Ltd., Class H	1,100	25,608
Yatsen Holding Ltd. ADR*	913	3,478
Yifeng Pharmacy Chain Co., Ltd., Class A	800	6,428

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford China Equities Fund

	Shares	Value
CHINA (continued)
Yonyou Network Technology Co., Ltd., Class A	2,900	$14,849
Yunnan Energy New Material Co., Ltd., Class A	300	12,978
Zai Lab Ltd. ADR*	154	16,230
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	5,800	20,410
		1,312,164
Total Common Stocks
(cost $1,480,013)		1,312,164
PARTICIPATORY NOTE — 0.4%
CHINA — 0.4%
Glodon Co., Ltd., expiring on 1/29/2026*	500	5,137
Total Participatory Note
(cost $4,418)		5,137
TOTAL INVESTMENTS — 98.5%
(cost $1,484,431)		$1,317,301
Other assets less liabilities — 1.5%		19,757
NET ASSETS — 100.0%		$1,337,058

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford China Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$134,165	$1,177,999	$–	$1,312,164
Participatory Note **	–	5,137	–	5,137
Total	$134,165	$1,183,136	$–	$1,317,301

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.